Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
OPERATING ACTIVITIES:
Net earnings including noncontrolling interests	$ 1,384.7	$ 1,248.0	$ 948.3
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	580.6	550.0	540.8
Gain on sale of properties	0	(30.2)	0
Deferred income taxes, net	61.1	106.2	(42.0)
Income earned from equity method investees, net of distributions	(49.3)	(32.9)	(17.2)
Gain resulting from acquisition of joint ventures	0	(55.2)	(23.1)
Stock-based compensation	153.6	145.2	113.6
Other	23.6	33.3	75.5
Cash provided/(used) by changes in operating assets and liabilities:
Accounts receivable	(90.3)	(88.7)	(33.4)
Inventories	(273.3)	(422.3)	123.2
Accounts payable	(105.2)	227.5	(3.6)
Accrued liabilities and insurance reserves	(23.7)	81.8	18.7
Deferred revenue	60.8	35.8	24.2
Prepaid expenses, other current assets and other assets	(19.7)	(22.5)	17.3
Net cash provided by operating activities	1,750.3	1,612.4	1,704.9
INVESTING ACTIVITIES:
Purchase of investments	(1,748.6)	(966.0)	(549.0)
Maturities and calls of investments	1,796.4	430.0	209.9
Acquisitions, net of cash acquired	(129.1)	(55.8)	(12.0)
Additions to property, plant and equipment	(856.2)	(531.9)	(445.8)
Cash proceeds from sale of property, plant, and equipment	5.3	117.4	5.1
Other	(41.8)	(13.2)	2.3
Net cash used by investing activities	(974.0)	(1,019.5)	(789.5)
FINANCING ACTIVITIES:
Proceeds from short-term borrowings	(30.8)	30.8	0
Purchase of noncontrolling interest	0	(27.5)	(45.8)
Proceeds from issuance of common stock	236.6	250.4	132.8
Excess tax benefit from exercise of stock options	169.8	103.9	36.9
Cash dividends paid	(513.0)	(389.5)	(171.0)
Repurchase of common stock	(549.1)	(555.9)	(285.6)
Minimum tax withholdings on share-based awards	(58.5)	(15.0)	(4.9)
Other	(0.5)	(5.2)	(8.4)
Net cash used by financing activities	(745.5)	(608.0)	(346.0)
Effect of exchange rate changes on cash and cash equivalents	9.7	(0.8)	(5.2)
Net increase (decrease) in cash and cash equivalents	40.5	(15.9)	564.2
CASH AND CASH EQUIVALENTS:
Beginning of period	1,148.1	1,164.0	599.8
End of period	1,188.6	1,148.1	1,164.0
Cash paid during the period for:
Interest, net of capitalized interest	34.4	34.4	32.0
Income taxes	$ 416.9	$ 350.1	$ 527.0